Commitments and Contingencies (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Supplier contract
2016						¥ 2,695,105
2017						1,687,817
2018						1,649,245
2019						1,610,673
2020						808,453
Total						8,451,293
Other supply agreement with variable price provisions
Outstanding supplier advances						168,584		¥ 441,559
Loss provision on long-term purchase arrangements		¥ 0	¥ 0	¥ 0
Hemlock
Other supply agreement with variable price provisions
Loss provision on long-term purchase arrangements		0	0
Hemlock | Long-term supply contract
Other supply agreement with variable price provisions
Damages sought by supplier | $	$ 921.0
Loss provision on long-term purchase arrangements		0	0	0
Provision for balance of advance payment made to supplier					$ 10.2	63,300	$ 10.2	63,300
"Take or pay" supply agreements
Supplier contract
Purchases made under "take or pay" agreements				957,358		1,929,867		1,581,048
2016						2,331,838
2017						1,687,817
2018						1,649,245
2019						1,610,673
2020						808,453
Total						8,088,026
Other supply agreement with variable price provisions
Outstanding supplier advances						341,447		¥ 561,363
"Take or pay" supply agreements | Hemlock
Supplier contract
Purchase obligations not performed		¥ 877	¥ 507,000	¥ 259,000
Other Multi-year supply agreements
Supplier contract
2016						363,267
Total						¥ 363,267
Polysilicon
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2016-2018 | item		0
Silicon wafers
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2016-2018 | item		720,000,000